Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Long Term Debt [Line Items]
Collateralized	¥ 40,992	¥ 30,999
Unsecured	230,429	196,047
Capital lease obligations	4,222	3,340
Total	341,657	291,612
Less: current portion	(68,297)	(107,210)
Long-term debt	273,360	184,402
Yen Notes (Floating Rate 0.70%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		4,000
Due in years ending March 31:	2013
Yen Notes (Floating Rate 0.69%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		2,000
Due in years ending March 31:	2013
Yen Notes (Floating Rate 0.45%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		5,000
Due in years ending March 31:	2013
NOK Notes (Floating Rate 9.68%) Due In 2013
Long Term Debt [Line Items]
Unsecured		4,597
Due in years ending March 31:	2013
SEK Notes (Fixed Rate 9.32%) Due In 2013
Long Term Debt [Line Items]
Unsecured		1,237
Due in years ending March 31:	2013
U.S.$ Notes (Floating Rate 1.00%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		3,896
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.54%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		10,000
Due in years ending March 31:	2013
Yen Notes (Fixed Rate 1.27%) Due In Year 2013
Long Term Debt [Line Items]
Unsecured		10,000
Due in years ending March 31:	2013
U.S.$ notes (floating rate 0.88%) Due in Year 2014
Long Term Debt [Line Items]
Unsecured	4,335	3,892
Due in years ending March 31:	2014
Yen Notes (Fixed Rate 1.53%) Due In Year 2015
Long Term Debt [Line Items]
Unsecured	10,000	10,000
Due in years ending March 31:	2015
U.S.$ notes (floating rate 0.77%) Due in Year 2016
Long Term Debt [Line Items]
Unsecured	4,328	3,885
Due in years ending March 31:	2016
U.S.$ notes (floating rate 0.67%) Due in Year 2016
Long Term Debt [Line Items]
Unsecured	3,029	2,719
Due in years ending March 31:	2016
U.S.$ notes (floating rate 0.88%) Due in Year 2017
Long Term Debt [Line Items]
Unsecured	4,322
Due in years ending March 31:	2017
Yen notes (fixed rate 0.30%) Due in Year 2018
Long Term Debt [Line Items]
Unsecured	20,000
Due in years ending March 31:	2018
Yen notes (fixed rate 0.51%) Due in Year 2020
Long Term Debt [Line Items]
Unsecured	¥ 20,000
Due in years ending March 31:	2020